Investment Objectives and Goals	Nov. 25, 2025
Astor Dynamic Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Astor Dynamic Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return through a combination of capital appreciation and income.
Astor Sector Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Astor Sector Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation.